Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Committed Charter Income	The committed charter income as of December 31, 2017 is as follows:

(in thousands)
2018:	$111,929
2019:	$89,819
2020:	$77,876
2021:	$61,830
2022:	$62,124